Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Salaries, payroll taxes and vacation	$ 260,422	$ 167,930	$ 114,030
Merchant card fees		14,983	15,062
Professional fees	44,611	83,532	25,000
Management incentives		503,800	519,800
Lease liability		68,321	69,402
Development costs		109,000
Dividends – Series C and F Preferred Stock			48,389
Inventory in transit			812,970
Other	388,071	203,632	135,837
Totals	$ 70,158	$ 1,151,198	$ 1,740,490